RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, the partnership entered into the transactions below with related parties. These transactions have been measured at fair value and are recognized in the unaudited interim condensed consolidated financial statements. The ultimate parent of the partnership is Brookfield Corporation. Other related parties of the partnership include Brookfield Corporation’s subsidiaries, affiliates, and operating entities.
(a)Transactions with Brookfield
The partnership had $1 billion available on its revolving credit facility with Brookfield as at June 30, 2025. As at June 30, 2025, $nil was drawn on the Brookfield Credit Agreement (December 31, 2024: $nil). Refer to Note 16 for further details.
From time to time, each of Brookfield and the partnership may place funds on deposit with the other, on terms approved by the independent directors of the partnership’s General Partner, pursuant to deposit agreements entered into between Brookfield and the partnership (the “Deposit Agreements”). Interest earned or incurred on such deposits is at market terms. As at June 30, 2025, the net deposit from Brookfield was $nil (December 31, 2024: $nil) and the partnership incurred interest income (expense) of $nil for the three and six months ended June 30, 2025 (June 30, 2024: $nil) on these deposits.
Pursuant to the Master Services Agreement (“Master Services Agreement”), the partnership and other service recipients (the “Service Recipients” as defined in the Master Services Agreement) pay a base management fee, referred to as the Base Management Fee, to certain service providers (the “Service Providers” as defined in the Master Services Agreement) equal to 0.3125% per quarter (1.25% annually) of the total capitalization of the partnership, which is reflected within general and administrative expenses. For purposes of calculating the Base Management Fee, the total capitalization of the partnership is equal to the quarterly volume-weighted average trading price of LP Units on the principal stock exchange for the LP Units (based on trading volumes) multiplied by the number of LP Units outstanding at the end of the quarter (assuming full conversion of the Redemption-Exchange Units into LP Units of Brookfield Business Partners L.P.), plus the value of securities of the other Service Recipients (including the BBUC exchangeable shares) that are not held by the partnership, plus all outstanding debt with recourse to a Service Recipient, less all cash held by such entities. The Base Management Fee for the three and six months ended June 30, 2025 was $22 million and $43 million, respectively (June 30, 2024: $21 million and $44 million, respectively).
In its capacity as the holder of the Special LP Units, Brookfield is entitled to incentive distribution rights. The incentive distribution for the three and six months ended June 30, 2025 was $nil (June 30, 2024: $nil). Refer to Note 19 for further details.
An integral part of the partnership’s strategy is to participate with institutional investors in Brookfield-sponsored private equity funds that target acquisitions that suit the partnership’s investment mandate. In the normal course of business, the partnership and institutional investors have made commitments to Brookfield-sponsored private equity funds, and in connection therewith, the partnership, together with institutional investors, has access to short-term financing using the private equity funds’ credit facilities to facilitate investments that Brookfield has determined to be in the partnership’s best interests.
In addition, at the time of spin-off of the partnership from Brookfield in 2016, the partnership entered into indemnity agreements with Brookfield that relate to certain contracts that were in place prior to the spin-off. Under these indemnity agreements, Brookfield has agreed to indemnify the partnership for payments relating to such contracts.
(b)Other
The following tables summarizes revenues the partnership has earned from transactions with related parties for the three and six month periods ended June 30, 2025 and 2024:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2025	2024	2025	2024
Revenues (1)(2)	$237	$278	$476	$530
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(1)Includes revenues earned by the partnership's advanced energy storage operation from an associate and revenue generated from construction services earned by the partnership from affiliates of Brookfield.
(2)The partnership corrected its comparative period disclosure for three and six months ended June 30, 2024 to include revenues of $204 million and $420 million, respectively earned by the partnership’s advanced energy storage operation from an associate. See Note 2(a)(i) for further information.
The following table summarizes balances with related parties as at June 30, 2025 and December 31, 2024:

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Accounts and other receivable, net	$576	$521
Accounts payable and other (1)	213	429
Non-recourse borrowings in subsidiaries of the partnership	115	143
Interest of others in operating subsidiaries	4	4
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(1)Includes $186 million related to a tax receivable agreement payable to related parties by the partnership’s advanced energy storage operation (December 31, 2024: $268 million).